Amended Senior Secured Convertible Note (Narrative) (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions		12 Months Ended
	Jul. 12, 2022 USD ($)	Jul. 31, 2022 CAD ($) $ / shares	Jul. 31, 2022 CAD ($) $ / shares	Jul. 31, 2022 $ / shares	Jul. 31, 2021 CAD ($)
Disclosure of detailed information about borrowings [line items]
Minimum liquidity covenant		Furthermore, the Company remains subject to, amongst others, a minimum liquidity covenant of US$20 million under the
Amended Senior Secured Convertible Note
Disclosure of detailed information about borrowings [line items]
Interest rate		5.00%	5.00%
Unpaid interest		$ 464	$ 464		$ 0
Conversion price | (per share)		$ 0.4	$ 0.31
Minimum daily volume weighted average trading price of common shares specified for conversion of amended convertible note | $ / shares				$ 3
Minimum liquidity covenant		Among other covenants, the Company is subject to a minimum liquidity covenant and is required to maintain an unrestricted cash amount equal to or greater than US$20.0 million. In addition, as of the last day of each three-month period starting with the three-month period ending April 30, 2023, the Company is required to have Adjusted EBITDA of not less than US$1.00 for the three-month period ending on such day.
Percentage of increase decrease of credit spread		1.00%
Fair value of increase decrease of credit spread		$ 2,487
Amended Senior Secured Convertible Note | Tilray Brands Inc.
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	$ 173.7
Finance cost monthly fees	$ 1.5